PROPERTY AND EQUIPMENT, NET	6 Months Ended
Mar. 31, 2026
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	March 31,	September 30,
	2026	2025
		audited
Electronic equipment	$15,698	$87,356
Office furniture	—	—
Transportation equipment	—	—
Subtotal	15,698	87,356
Less: accumulated depreciation	(9,091)	(76,469)
Property and equipment, net	$6,607	$10,887

Depreciation for the six months ended March 31, 2026 and 2025 was $1,075 and $4,292, respectively.